UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2021

Item #1. Reports to Stockholders.

INDEX

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Cboe Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Cboe Vest Funds”)

ANNUAL REPORT

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

For the year ended October 31, 2021

Cboe Vest Bitcoin Strategy Managed Volatility Fund

For the Period August 13, 2021* to October 31, 2021

*Commencement of Operations

ANNUAL REPORT

The Cboe Vest Family of Funds

Dear Shareholder:

We are pleased to present the Cboe Vest Funds’ Annual Report to Shareholders for the fiscal year ending October 31, 2021. Below is this year’s performance for our Funds:

For the one-year period ending October 31, 2021, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest S&P 500® Buffer Strategy Fund increased by 19.62%, compared to an increase of 21.19% for the CBOE S&P 500® Buffer Protect Balanced Series Index (SPRO).

For the one-year period ended October 31, 2021, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund increased by 25.99%, compared to an increase of 27.27% for the CBOE S&P 500® Enhanced Growth Index Balanced Series (SPEN).

For the one-year period ending October 31, 2021, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund increased by 34.02%, compared with an increase of 35.37% for the CBOE S&P 500® Dividend Aristocrats Target Income Index (SPAI).

For the period from Fund inception on August 13, 2021 through October 31, 2021, the NAV per Institutional Class Share of the Cboe Vest Bitcoin Strategy Managed Volatility Fund increased by 22.90%.

For the years/periods ended October 31, 2021, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

							Sources of Variance
Fund Name	Ticker	Benchmark	Inception	Fund NAV Performance (Total Return)	Benchmark Performance (Total Return)	Variance (Total Return)	Expense Accrual	Commission Cost	Other Sources*
Cboe Vest S&P 500 Buffer Strategy	BUIGX	SPRO	8/24/16	19.62%	21.19%	-1.39%	-0.95%	-0.07%	-0.37%
Cboe Vest S&P 500 Enhanced Growth Strategy	ENGIX	SPEN	12/21/16	25.99%	27.27%	-1.38%	-0.95%	-0.06%	-0.37%
Cboe Vest S&P 500 Dividend Aristocrats Target Income	KNGIX	SPAI	9/11/17	34.02%	35.37%	-1.35%	-0.95%	-0.02%	-0.38%
Cboe Vest Bitcoin Strategy Managed Volatility Fund	BTCVX	None**	8/13/21	22.90%	NA	NA	NA	NA	NA

*Other sources of variance are due primarily to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the Fund and the index.

** For this comparison purpose, this Fund does not have a benchmark index.

Stock Market Performance

For the one-year period ended October 31, 2021, the S&P 500® Index gained 42.9%. All eleven sectors within the S&P 500® Index were up during the period. The top three sectors were Energy, Financials, and Information Technology, returning 111.1%, 72.0%, and 46.9%, respectively. The bottom three sectors were Utilities, Consumer Staples, and Health Care, returning 10.7%, 19.0%, and 33.8%, respectively.

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, underperformed mid-cap and small-cap stocks. For the one-year period ended October 31, 2021, the S&P 400® Midcap Index returned 48.9%, and the Russell 2000® Small-Cap Index returned 50.8%, exceeding the S&P 500® Index by 6.0% and 7.9%, respectively.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2021

For the year ended October 31, 2021, the S&P 500® Index produced a dividend yield of 2.1%, which exceeded the average 10-Year U.S. Treasury note yield of 1.3% by 0.8%. During the same period, the 10-Year Treasury yield rose from 0.9% at the beginning of the period to 1.6% at the end.

Benchmark Indices vs. S&P 500 Index

The Cboe Vest S&P 500® Buffer Strategy Fund’s benchmark index (SPRO) underperformed the S&P 500 Index by 21.72% for the period. The Fund and its benchmark index each hold twelve laddered one-year Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, SPRO performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500 was already up by an average of 5.2% when the fiscal year began (i.e., from tranche inception through 10/31/20.) This ranged from -5% to +36% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 10/31/20 to tranche close), on average the S&P 500 was up 25.7%. This ranged from +9% to +39% across these 12 tranches. For these 12 tranches, all twelve closed out at their caps, none closed out in the upside participation zone (i.e., where the S&P 500 returned between 0% and the cap), none closed out in the buffer zone (i.e., where the S&P 500 returned between -10% and 0%), and none closed out below the buffer zone (i.e., where the S&P 500 returned less than -10%.)

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500 was up 12.7% from the tranche opening date through the end of this fiscal year (10/31/21.) This ranged from +2% to +29% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/21, five of these tranches are currently at their caps, seven are currently in the upside participation zone, none are currently in the buffer zone, and none are below the buffer zone.

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund’s benchmark index (SPEN) underperformed the S&P 500 Index by 15.64% for the period. The Fund and its benchmark index each hold twelve laddered one-year Enhanced Growth strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, SPEN performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500 was already up by an average of 5.2% when the fiscal year began (i.e., from tranche inception through 10/31/20.) This ranged from -5% to +36% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps. Then, during the current fiscal year (from 10/31/20 to tranche close), on average the S&P 500 was up 25.7%. This ranged from +9% to +39% across these 12 tranches. For these 12 tranches, all twelve closed out at their caps, none closed out in the 2:1 upside participation zone, and none closed out in the 1:1 downside participation zone (i.e., where the S&P 500 had a negative return.)

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500 was up 12.7% from the tranche opening date through the end of this fiscal year (10/31/21.) This ranged from +2% to +29% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/21, eight tranches are currently at their caps, four are currently in the 2:1 upside participation zone, and none are currently in the 1:1 downside participation zone.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2021

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund’s benchmark index (SPAI) underperformed the S&P 500 Index by 7.54% for the period. The Fund and its benchmark index each hold a portfolio of US Large Cap stocks that have increased their dividends for the last 25 years consecutively, along with a partial overwrite strategy that is reset weekly. During the period, the benchmark index underperformed the S&P 500 due primarily to the benchmark index’s relative overweighting in weaker sectors, such as Consumer Staples, and underweighting in stronger sectors, such as Information Technology and Communication Services.

Cboe Vest Bitcoin Strategy Managed Volatility Fund

The Cboe Vest Bitcoin Strategy Managed Volatility Fund seeks to achieve total return by constructing a dynamic portfolio with the aim of both managing the volatility of the Fund and reducing the impact on the Fund’s portfolio of significant market downturns during periods of high volatility in the price of Bitcoin. This fund seeks to achieve these objectives by allocating its assets among exchange-traded futures contracts linked to Bitcoin that are cash-settled in U.S. dollars (“Bitcoin Futures”) and any one or more of the following: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements (“Cash Investments”).

During the period from the Fund’s inception on August 13, 2021 through October 31, 2021 the percentage of the Fund’s net assets allocated to Bitcoin Futures ranged from approximately 58% to 73% which contributed to the majority of the Fund’s performance during that period.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Important Disclosure Statement

The Funds’ prospectuses contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds’ will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectuses by calling 1-855-505-8378. Distributed by Foreside Fund Services, LLC, Portland, ME.

Current performance of Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2021 and are subject to change at any time.

ANNUAL REPORT

CBOE Vest S&P 500® Buffer Strategy Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® BUFFER STRATEGY FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® BUFFER PROTECT BALANCED SERIES INDEX AND THE S&P 500® INDEX (unaudited)

Thousands
240
230
220
210
200
190
180
170
160
150
140
130
120
110
100
90
$231,972
$168,517
$160,828
8/23/2016*
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21

Past performance is not predictive of future performance.

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe S&P 500® Buffer Protect Balanced Series Index

S&P 500® Index

	Cboe Vest S&P 500® Buffer Strategy Fund				Cboe S&P 500® Buffer Protect Balanced Series Index			S&P 500® Index
Share Class	Inception Date	Total Return One Year Ended 10/31/21	Average Annual Five Year Ended 10/31/21	Average Annual Return Since Inception	Total Return One Year Ended 10/31/21	Average Annual Five Year Ended 10/31/21	Average Annual Return Since Inception	Total Return One Year Ended 10/31/21	Average Annual Five Year Ended 10/31/21	Average Annual Return Since Inception
Institutional	08/23/16	19.62%	10.24%	9.59%	21.19%	11.28%	10.58%	42.91%	18.93%	17.61%
Investor	12/08/16	19.34%	N/A	9.48%	21.19%	N/A	10.80%	42.91%	N/A	17.96%
A	07/24/18	19.40%	N/A	9.52%	21.19%	N/A	11.11%	42.91%	N/A	18.28%
A (with Load)	07/24/18	12.53%	N/A	7.56%	N/A	N/A	N/A	N/A	N/A	N/A
C	07/24/18	18.43%	N/A	8.51%	21.19%	N/A	11.11%	42.91%	N/A	18.28%
Y	07/24/18	19.98%	N/A	10.05%	21.19%	N/A	11.11%	42.91%	N/A	18.28%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe® S&P 500® Buffer Protect Balanced Series Index, a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Balanced Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.10%
Purchased Options:
Call Options	103.11%
Put Options	3.05%
Total Investments	106.26%
Options Written:
Call Options	(4.53%)
Put Options	(1.73%)
(6.26%)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsOctober 31, 2021

	Shares	Fair Value
MONEY MARKET FUND – 0.10%
Federated Treasury Obligations Fund - Institutional Class 0.01%*
(Cost: $328,161)	328,161	$328,161

PURCHASED OPTIONS(A) – 106.16%

CALL OPTIONS – 103.11%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	3,219	$147,832,575	$0.01	11/17/2021	$147,830,553
SPDR S&P 500 ETF Trust	2,280	104,709,000	0.01	12/21/2022	103,356,383
SPDR S&P 500 ETF Trust	461	21,171,425	0.01	1/18/2023	20,897,935
SPDR S&P 500 ETF Trust	344	15,798,200	0.01	2/15/2023	15,594,121
SPDR S&P 500 ETF Trust	468	21,492,900	0.01	5/17/2023	21,177,388
SPDR S&P 500 ETF Trust	260	11,940,500	0.01	6/21/2023	11,730,305
	456	20,941,800	0.01	8/17/2023	20,573,151
TOTAL CALL OPTIONS					341,159,836
(Cost: $266,613,710)

PUT OPTIONS – 3.05%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	624	$28,657,200	$356.28	11/18/2021	$6,522
SPDR S&P 500 ETF Trust	624	28,657,200	370.17	12/16/2021	39,021
SPDR S&P 500 ETF Trust	624	28,657,200	383.89	1/19/2022	145,544
SPDR S&P 500 ETF Trust	624	28,657,200	392.39	2/16/2022	268,160
SPDR S&P 500 ETF Trust	624	28,657,200	397.26	3/16/2022	397,517
SPDR S&P 500 ETF Trust	624	28,657,200	416.07	4/20/2022	713,541
SPDR S&P 500 ETF Trust	624	28,657,200	410.86	5/18/2022	770,533
SPDR S&P 500 ETF Trust	624	28,657,200	422.11	6/15/2022	1,010,754
SPDR S&P 500 ETF Trust	624	28,657,200	434.55	7/20/2022	1,350,169
SPDR S&P 500 ETF Trust	624	28,657,200	439.18	8/17/2022	1,528,965
SPDR S&P 500 ETF Trust	624	28,657,200	447.88	9/21/2022	1,832,925
SPDR S&P 500 ETF Trust	624	28,657,200	452.41	10/19/2022	2,029,153
TOTAL PUT OPTIONS					10,092,804
(Cost: $23,383,716)

TOTAL PURCHASED OPTIONS – 106.16%					351,252,640
(Cost: $289,997,426)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Investments - continuedOctober 31, 2021

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
TOTAL INVESTMENTS – 106.26%
(Cost: $290,325,587)					$351,580,801
Liabilities in excess of other assets – (6.26%)					(20,707,262)
NET ASSETS – 100.00%					$330,873,539

*Effective 7 day yield as of October 31, 2021

(A)All or a portion of the purchased options are held as collateral for the options written

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenOctober 31, 2021

OPTIONS WRITTEN – (6.26%)

CALL OPTIONS – (4.53%)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	624	$(28,657,200)	$406.69	11/16/2021	$(3,297,805)
SPDR S&P 500 ETF Trust	624	(28,657,200)	425.95	12/14/2021	(2,258,557)
SPDR S&P 500 ETF Trust	624	(28,657,200)	439.51	1/19/2022	(1,677,113)
SPDR S&P 500 ETF Trust	624	(28,657,200)	457.17	2/16/2022	(1,030,003)
SPDR S&P 500 ETF Trust	624	(28,657,200)	459.11	3/16/2022	(1,116,466)
SPDR S&P 500 ETF Trust	624	(28,657,200)	470.98	4/20/2022	(824,656)
SPDR S&P 500 ETF Trust	624	(28,657,200)	467.34	5/18/2022	(1,087,054)
SPDR S&P 500 ETF Trust	624	(28,657,200)	470.70	6/15/2022	(1,111,256)
SPDR S&P 500 ETF Trust	624	(28,657,200)	486.69	7/20/2022	(744,575)
SPDR S&P 500 ETF Trust	624	(28,657,200)	493.97	8/17/2022	(675,745)
SPDR S&P 500 ETF Trust	624	(28,657,200)	503.40	9/21/2022	(556,798)
SPDR S&P 500 ETF Trust	624	(28,657,200)	505.67	10/19/2022	(596,205)
TOTAL CALL OPTIONS WRITTEN					(14,976,233)
(Premiums received: $6,179,560)

PUT OPTIONS – (1.73%)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	624	$(28,657,200)	$320.65	11/17/2021	$(2,081)
SPDR S&P 500 ETF Trust	624	(28,657,200)	333.15	12/15/2021	(18,389)
SPDR S&P 500 ETF Trust	624	(28,657,200)	345.50	1/19/2022	(63,716)
SPDR S&P 500 ETF Trust	624	(28,657,200)	353.15	2/16/2022	(130,009)
SPDR S&P 500 ETF Trust	624	(28,657,200)	357.53	3/16/2022	(201,440)
SPDR S&P 500 ETF Trust	624	(28,657,200)	374.46	4/20/2022	(360,177)
SPDR S&P 500 ETF Trust	624	(28,657,200)	369.77	5/18/2022	(405,928)
SPDR S&P 500 ETF Trust	624	(28,657,200)	379.90	6/15/2022	(552,230)
SPDR S&P 500 ETF Trust	624	(28,657,200)	391.10	7/20/2022	(761,595)
SPDR S&P 500 ETF Trust	624	(28,657,200)	395.26	8/17/2022	(890,213)
SPDR S&P 500 ETF Trust	624	(28,657,200)	403.09	9/21/2022	(1,096,162)
SPDR S&P 500 ETF Trust	624	(28,657,200)	407.17	10/19/2022	(1,226,473)
TOTAL PUT OPTIONS WRITTEN – (1.73%)					(5,708,413)
(Premiums received: $15,236,979)

TOTAL OPTIONS WRITTEN – (6.26%)					$(20,684,646)
(Premiums received: $21,416,539)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenAs of October 31, 2021

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$351,252,640	$ —	$351,252,640	$(20,684,646)	$ —	$330,567,994

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(20,684,646)	$ —	$(20,684,646)	$20,684,646	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

CBOE Vest S&P 500® Enhanced Growth Strategy Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® ENHANCED GROWTH INDEX BALANCED SERIES AND THE S&P 500® INDEX (unaudited)

230
220
210
200
190
180
170
160
150
140
130
120
110
100
90
Thousands
$222,372
$194,225
$185,084
12/21/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21

Past performance is not predictive of future performance.

Cboe Vest S&P 500® Enhanced Growth Strategy Fund				Cboe S&P 500® Enhanced Growth Index Balanced Series		S&P 500® Index
Share Class	Inception Date	Total Return Year Ended 10/31/21	Average Annual Since Inception	Total Return Year Ended 10/31/21	Average Annual Since Inception	Total Return Year Ended 10/31/21	Average Annual Since Inception

Institutional	12/21/16	25.99%	13.51%	27.27%	14.76%	42.91%	17.88%
Investor	01/31/17	25.57%	13.27%	27.27%	14.75%	42.91%	18.15%
A	01/31/17	24.57%	12.99%	27.27%	14.75%	42.91%	18.15%
A (with Load)	01/31/17	17.41%	11.59%	N/A	N/A	N/A	N/A
C	07/24/18	24.64%	11.59%	27.27%	14.34%	42.91%	18.28%
Y	07/24/18	26.18%	13.17%	27.27%	14.34%	42.91%	18.28%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Purchased Options:
Call Options	114.26%
Total Investments	114.26%
Options Written:
Call Options	(14.26%	)
	(14.26%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsOctober 31, 2021

PURCHASED OPTIONS(A) – 114.26%

CALL OPTIONS – 114.26%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	856	$39,311,800	$0.01	11/17/2021	$39,311,262
SPDR S&P 500 ETF Trust	149	6,842,825	356.28	11/17/2021	1,536,043
SPDR S&P 500 ETF Trust	932	42,802,100	0.01	12/15/2021	42,801,515
SPDR S&P 500 ETF Trust	149	6,842,825	370.17	12/15/2021	1,337,136
SPDR S&P 500 ETF Trust	149	6,842,825	383.89	1/19/2022	1,144,025
SPDR S&P 500 ETF Trust	149	6,842,825	392.39	2/16/2022	1,047,659
SPDR S&P 500 ETF Trust	149	6,842,825	397.26	3/16/2022	1,007,401
SPDR S&P 500 ETF Trust	149	6,842,825	416.07	4/20/2022	789,093
SPDR S&P 500 ETF Trust	149	6,842,825	410.86	5/18/2022	881,512
SPDR S&P 500 ETF Trust	149	6,842,825	422.11	6/15/2022	772,728
SPDR S&P 500 ETF Trust	149	6,842,825	434.55	7/20/2022	651,189
SPDR S&P 500 ETF Trust	149	6,842,825	439.18	8/17/2022	627,264
SPDR S&P 500 ETF Trust	149	6,842,825	447.86	9/21/2022	557,096
SPDR S&P 500 ETF Trust	149	6,842,825	452.41	10/19/2022	539,973
TOTAL CALL OPTIONS					93,003,896
(Cost: $58,504,299)

TOTAL PURCHASED OPTIONS – 114.26%					93,003,896
(Cost: $58,504,299)

TOTAL INVESTMENTS – 114.26%
(Cost: $58,504,299)					93,003,896
Liabilities in excess of other assets – (14.26%)					(11,608,965)
NET ASSETS – 100.00%					$81,394,931

(A)All or a portion of the purchased options are held as collateral for options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenOctober 31, 2021

OPTIONS WRITTEN – (14.26%)

CALL OPTIONS – (14.26%)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	298	$(13,685,650)	$390.18	11/17/2021	$(2,064,350)
SPDR S&P 500 ETF Trust	298	(13,685,650)	404.99	12/15/2021	(1,666,031)
SPDR S&P 500 ETF Trust	298	(13,685,650)	419.47	1/18/2022	(1,304,194)
SPDR S&P 500 ETF Trust	298	(13,685,650)	432.24	2/15/2022	(1,052,758)
SPDR S&P 500 ETF Trust	298	(13,685,650)	436.01	3/15/2022	(1,036,402)
SPDR S&P 500 ETF Trust	298	(13,685,650)	453.05	4/20/2022	(720,411)
SPDR S&P 500 ETF Trust	298	(13,685,650)	448.16	5/18/2022	(891,099)
SPDR S&P 500 ETF Trust	298	(13,685,650)	455.84	6/15/2022	(795,319)
SPDR S&P 500 ETF Trust	298	(13,685,650)	469.70	7/20/2022	(592,669)
SPDR S&P 500 ETF Trust	298	(13,685,650)	476.14	8/17/2022	(548,805)
SPDR S&P 500 ETF Trust	298	(13,685,650)	485.21	9/21/2022	(468,602)
SPDR S&P 500 ETF Trust	298	(13,685,650)	489.13	10/19/2022	(464,874)
TOTAL CALL OPTIONS WRITTEN					(11,605,514)
(Premiums received: $6,145.722)

TOTAL OPTIONS WRITTEN – (14.26%)					$(11,605,514)
(Premiums received: $6,145,722)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenAs of October 31, 2021

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$93,003,896	$ —	$93,003,896	$(11,605,514)	$ —	$81,398,382

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(11,605,514)	$ —	$(11,605,514)	$11,605,514	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND INSTITUTIONAL SHARES VS. CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME INDEX AND THE S&P 500® INDEX (unaudited)

$199,538
$173,658
$166,851
200
190
180
170
160
150
140
130
120
110
100
Thousands
09/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
Past performance is not predictive of future performance.
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe S&P 500® Dividend Aristocrats Target Income Index
S&P 500® Index

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund				CBOE Vest S&P 500® Dividend Aristocrats Target Income Index		S&P 500® Index
Share Class	Inception Date	Total Return Year Ended 10/31/21	Average Annual Return Since Inception	Total Return Year Ended 10/31/21	Average Annual Return Since Inception	Total Return Year Ended 10/31/21	Average Annual Return Since Inception

Institutional	09/11/17	34.02%	13.17%	35.37%	14.27%	42.91%	18.18%
Investor	09/11/17	33.74%	12.87%	35.37%	14.27%	42.91%	18.18%
A	09/11/17	33.60%	12.90%	35.37%	14.27%	42.91%	18.18%
A (with Load)	09/11/17	25.92%	11.30%	N/A	N/A	N/A	N/A
C	09/11/17	32.75%	12.03%	35.37%	14.27%	42.91%	18.18%
Y	07/24/18	34.24%	13.94%	35.37%	14.56%	42.91%	18.28%

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrial	19.41%
Materials	13.18%
Financial	11.40%
Food & Staple Retailing	10.61%
Health Care	10.23%
Consumer Discretionary	9.06%
Household Products	5.62%
Real Estate	4.61%
Utilities	4.58%
Energy	3.46%
Information Technology	2.97%
Beverages	2.90%
Telecommunication Services	1.37%
Money Market Fund	0.43%
Total Investments	99.83%
Options Written:
Call Options	(0.02%	)
	(0.02%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsOctober 31, 2021

	Shares	Value
COMMON STOCKS(A) – 99.40%

BEVERAGES – 2.90%
Brown-Forman Corp. - Class B	15,489	$1,051,548
The Coca-Cola Co.	19,643	1,107,276
		2,158,824

CONSUMER DISCRETIONARY – 9.06%
Genuine Parts Co.	8,661	1,135,544
Leggett & Platt, Inc.	23,117	1,083,032
Lowe’s Cos., Inc.	5,520	1,290,686
McDonald’s Corp.	4,602	1,130,021
Target Corp.	4,282	1,111,693
VF Corp.	13,515	984,973
		6,735,949

ENERGY – 3.46%
Chevron Corp.	11,389	1,303,927
Exxon Mobil Corp.	19,754	1,273,540
		2,577,467

FINANCIAL – 11.40%
Aflac Inc.	20,935	1,123,582
Chubb Ltd.	6,676	1,304,357
Cincinnati Financial Corp.	9,698	1,177,725
Franklin Resources, Inc.	38,119	1,200,367
People’s United Financial, Inc.	72,676	1,245,667
S&P Global Inc.	2,659	1,260,791
T. Rowe Price Group, Inc.	5,385	1,167,899
		8,480,388

FOOD & STAPLE RETAILING – 10.61%
Archer-Daniels-Midland Co.	19,211	1,234,115
Hormel Foods Corp.	23,653	1,000,995
McCormick & Co., Inc.(B)	12,996	1,042,669
The Procter & Gamble Co.	7,950	1,136,770
Sysco Corp.	15,302	1,176,724
Walgreens Boots Alliance, Inc.	24,110	1,133,652
Walmart Inc.	7,828	1,169,660
		7,894,585

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2021

	Shares	Value
HEALTH CARE – 10.23%
Abbott Laboratories	9,235	$1,190,299
AbbVie Inc.	9,527	1,092,461
Becton, Dickinson and Co.	4,442	1,064,259
Cardinal Health, Inc.	19,026	909,633
Johnson & Johnson	6,513	1,060,838
Medtronic PLC	8,705	1,043,381
West pHarmaceutical Services, Inc.	2,914	1,252,670
		7,613,541

HOUSEHOLD PRODUCTS – 5.62%
The Clorox Co.	6,028	982,624
Colgate-Palmolive Co.	12,879	981,251
Kimberly-Clark Corp.	8,262	1,069,846
PepsiCo, Inc.	7,114	1,149,623
		4,183,344

INDUSTRIAL – 19.41%
3M Co.	5,599	1,000,429
A.O. Smith Corp.	15,933	1,164,224
Caterpillar Inc.	5,310	1,083,293
Cintas Corp.	2,818	1,220,476
Dover Corp.	6,777	1,145,855
Emerson Electric Co.	10,957	1,062,939
Expeditors International of Washington, Inc.	8,530	1,051,408
General Dynamics Corp.	5,825	1,181,019
Illinois Tool Works Inc.	4,935	1,124,538
Pentair PLC	16,203	1,198,536
Roper Technologies, Inc.	2,246	1,095,756
Stanley Black & Decker, Inc.	5,478	984,561
W.W. Grainger, Inc.	2,436	1,128,136
		14,441,170

INFORMATION TECHNOLOGY – 2.97%
Automatic Data Processing, Inc.	5,417	1,216,062
International Business Machines Corp.	7,964	996,297
		2,212,359

MATERIALS – 13.18%
Air Products & Chemicals, Inc.	3,850	1,154,269
Albermarle Corp.	5,830	1,460,240
Amcor PLC	99,337	1,198,998
Ecolab Inc.	5,170	1,148,877
Linde PLC	3,736	1,192,531
Nucor Corp.	11,816	1,319,256

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2021

	Shares	Value
PPG Industries, Inc.	6,833	$1,097,175
The Sherwin-Williams Co.	3,891	1,231,930
		9,803,276

REAL ESTATE – 4.61%
Essex Property Trust, Inc.	3,365	1,143,865
Federal Realty Investment Trust	9,584	1,153,434
Realty Income Corp.	15,873	1,133,808
		3,431,107

TELECOMMUNICATION SERVICES – 1.37%
AT&T Inc.	40,317	1,018,407

UTILITIES – 4.58%
Atmos Energy Corp.	11,227	1,034,231
Consolidated Edison, Inc.	15,121	1,140,123
NextEra Energy, Inc.	14,423	1,230,715
		3,405,069

TOTAL COMMON STOCKS – 99.40%		73,955,486
(Cost: $51,523,351)

MONEY MARKET FUND – 0.43%
Federated Treasury Obligations Fund - Institutional Class 0.01%*	320,887	320,887
(Cost: $320,887)

TOTAL INVESTMENTS – 99.83%
(Cost: $51,844,238)		74,276,373
Other assets, net of liabilities – 0.17%		128,846
NET ASSETS – 100.00%		$74,405,219

*Effective 7 day yield as of October 31, 2021

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenOctober 31, 2021

OPTIONS WRITTEN – (0.02%)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS – (0.02%)

Abbvie Inc.	4	$(45,868)	$115.00	11/5/2021	$(476)
Abbott Labs	3	(38,667)	129.00	11/5/2021	(318)
Archer-Daniels	7	(44,968)	64.00	11/5/2021	(560)
Automatic Data	2	(44,898)	225.00	11/5/2021	(346)
Aflac Inc.	8	(42,936)	54.00	11/5/2021	(400)
Becton Dickinson	2	(47,918)	240.00	11/5/2021	(1,103)
Cardinal Health	9	(43,029)	47.50	11/5/2021	(540)
Caterpillar Inc.	2	(40,802)	205.00	11/5/2021	(460)
Colgate-Palmolive	6	(45,714)	76.00	11/5/2021	(402)
The Clorox Co.	3	(48,903)	162.50	11/5/2021	(1,222)
Consolidated Edison, Inc.	6	(45,240)	76.00	11/5/2021	(348)
Emerson Electric Co.	4	(38,804)	97.00	11/5/2021	(580)
General Dynamics Corp.	2	(40,550)	202.50	11/5/2021	(438)
Hormel Foods Corp.	10	(42,320)	42.00	11/5/2021	(520)
IBM	3	(37,530)	125.00	11/5/2021	(402)
Illinois Tool Works Inc.	2	(45,574)	227.50	11/5/2021	(450)
Johnson & Johnson	3	(48,864)	162.50	11/5/2021	(432)
Kimberly-Clark Corp.	3	(38,847)	130.00	11/5/2021	(267)
The Coca-Cola Co.	7	(39,459)	56.50	11/5/2021	(196)
Lowe’s Cos., Inc.	2	(46,764)	235.00	11/5/2021	(436)
McDonald’s Corp.	2	(49,110)	245.00	11/5/2021	(428)
Medtronic PLC	4	(47,944)	120.00	11/5/2021	(104)
3M Co.	2	(35,736)	177.50	11/5/2021	(458)
Nucor Corp.	4	(44,660)	112.00	11/5/2021	(1,072)
PepsiCo, Inc.	3	(48,480)	160.00	11/5/2021	(555)
The Procter & Gamble Co.	3	(42,897)	143.00	11/5/2021	(280)
PPG Industries, Inc.	3	(48,171)	160.00	11/5/2021	(708)
S&P Global Inc.	1	(47,416)	475.00	11/5/2021	(635)
Sysco Corp.	5	(38,450)	77.00	11/5/2021	(430)
AT&T Inc.	17	(42,942)	25.50	11/5/2021	(255)
Target Corp.	2	(51,924)	260.00	11/5/2021	(474)
VF Corp.	6	(43,728)	73.00	11/5/2021	(612)
Walgreens Boots	9	(42,318)	47.00	11/5/2021	(576)
Walmart Inc.	3	(44,826)	150.00	11/5/2021	(315)
Exxon Mobil Corp.	7	(45,129)	65.00	11/5/2021	(466)
TOTAL CALL OPTIONS WRITTEN – (0.02%)					(17,264)
(Premiums received: $17,136)

TOTAL OPTIONS WRITTEN – (0.02%)					$(17,264)
(Premiums received: $17,136)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenAs of October 31, 2021

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(17,264)	$ —	$(17,264)	$17,264	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest Bitcoin Target Volatility Strategy Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Consolidated Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	72.38%
Total Investments	72.38%

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Target Volatility Strategy Fund
Consolidated Schedule of InvestmentsOctober 31, 2021

		Shares	Fair Value
72.38%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%*
	(Cost: $602,912)	602,912	$602,912

	TOTAL MONEY MARKET FUND		602,912
	(Cost: $602,912)

72.38%	TOTAL INVESTMENTS
	(Cost: $602,912)	602,912
27.62%	Other assets, net of liabilities	236,898
100.00%	NET ASSETS	$839,810

*Effective 7 day yield as of October 31, 2021

Consolidated Schedule of Futures Contracts
Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at October 31, 2021	Unrealized Appreciation (Depreciation)

1	CME Bitcoin Future(1)	11/26/2021	$220,163	$315,050	$94,887
27	CME Micro Bitcoin(1)	11/26/2021	$119,023	$170,127	$51,104

TOTAL FUTURES CONTRACTS					$145,991

(1)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary I.

[This page intentionally left blank.]

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

THE CBOE VEST FAMILY OF FUNDS
October 31, 2021

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at fair value* (Note 1)	$351,580,801	$93,003,896	$74,276,373	$602,912
Cash deposits with brokers	3,984	3,670	2,043	46,384
Unrealized appreciation of open futures contracts	—	—	—	145,991
Receivable for securities sold	—	—	863,345	—
Receivable for capital stock sold	208,328	172	10,471	6,823
Dividends and interest receivable	6	1	110,631	2
Receivable from investment manager for expense limitation agreement	—	1,944	3,430	24,262
Receivable from investment manager for shareholder servicing(C)	—	—	—	10,417
Prepaid expenses	55,398	14,782	31,533	6,725
TOTAL ASSETS	351,848,517	93,024,465	75,297,826	843,516

LIABILITIES
Liabilities in excess of bank balance	—	6,579	—	—
Call options written, at fair value(A) (Note 1)	14,976,233	11,605,514	17,264	—
Put options written, at fair value(B) (Note 1)	5,708,413	—	—	—
Payable for capital stock redeemed	117,730	—	3,000	—
Payable for securities purchased	—	—	806,945	—
Accrued advisory fees	149,077	—	—	—
Accrued 12b-1 fees	223	9,555	49,192	4
Accrued administration, fund accounting, and transfer agent fees	22,049	4,573	4,079	1,098
Accrued professional fees	—	2,002	—	—
Other accrued expenses	1,253	1,311	12,127	2,604
TOTAL LIABILITIES	20,974,978	11,629,534	892,607	3,706
NET ASSETS	$330,873,539	$81,394,931	$74,405,219	$839,810

Net Assets Consist of:
Paid-in-capital	$292,867,399	$56,473,647	$58,960,349	$697,977
Distributable earnings	38,006,140	24,921,284	15,444,870	141,833
Net Assets	$330,873,539	$81,394,931	$74,405,219	$839,810

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$175,600,613	$2,967,155	$41,892,167	$291,568
Investor Class	20,015,353	78,219,738	5,518,600	57,128
Class A	3,507,701	199,748	4,352,153	—
Class C	3,897,399	6,791	2,724,961	—
Class Y	127,852,473	1,499	19,917,338	491,114
Total	$330,873,539	$81,394,931	$74,405,219	$839,810

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Shares Outstanding
Institutional Class	11,028,277	182,747		3,017,412	11,864
Investor Class	1,266,836	4,870,015		398,187	2,327
Class A	221,745	12,583		313,729	—
Class C	252,733	433		197,235	—
Class Y	7,990,939	92		1,431,381	19,999
Total	20,760,530	5,065,870		5,357,944	34,190
Net Asset Value and Redemption Price Per Share
Institutional Class	$15.92	$16.24		$13.88	$24.58
Investor Class***	15.80	16.06		13.86	24.55
Class A***	15.82	15.87		13.87	—
Class C***	15.42	15.68		13.82	—
Class Y	16.00	16.34	****	13.91	24.56
Maximum Offering Price Per Share**
Class A	$16.79	$16.84		$14.72	$—

*Identified cost of:	$290,325,587	$58,504,299		$51,844,238	$602,912
(A)Premiums received of:	$6,179,560	$6,145,722		$17,136
(B)Premiums received of:	$15,236,979
(C)Investment manager will reimburse the Fund for shareholder servicing set up fees and fees that exceed 0.25%.

**Maximum offering price per share includes sales charge of 5.75%.

***May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

****NAV per share does not recalculate due to rounding.

THE CBOE VEST FAMILY OF FUNDS
October 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund* (Consolidated)

INVESTMENT INCOME
Dividend	$129,225	$—	$1,643,902	$—
Interest	100	19	29	6
Other income	—	—	—	58
Total investment income	129,325	19	1,643,931	64

EXPENSES
Investment management fees (Note 2)	2,112,122	588,818	504,047	1,238
12b-1 fees (Note 2)
Investor Class	53,178	183,792	11,030	4
Class A	7,994	490	10,861	—
Class C	36,122	38	27,883	—
Recordkeeping and administrative services (Note 2)	116,149	31,158	26,610	38
Accounting fees (Note 2)	127,475	34,153	27,434	2,120
Custody fees	4,000	4,718	47,066	2,604
Transfer agent fees (Note 2)	49,495	18,447	13,179	22
Audit and tax fees	41,431	10,477	9,028	—
Legal fees	62,470	19,741	9,805	3,963
Filing and registration fees	98,034	24,500	43,000	500
Trustee fees	17,581	4,922	4,080	7,503
Compliance fees	15,866	4,393	3,650	4
Shareholder reports	51,739	15,611	23,856	7,723
Shareholder servicing
Institutional Class	152,535	7,818	38,954	9
Investor Class	35,461	113,686	11,030	20
Class A	3,763	7	3,081	—
Class C	3,525	6	254	—
Insurance	9,876	4,503	4,294	—
Interest expense	4,936	406	4,056	101
Other	28,719	10,799	19,657	1,463
Total expenses	3,032,471	1,078,483	842,855	27,312
Investment management fee waivers and reimbursed expenses (Note 2)	(442,883)	(147,925)	(193,606)	(25,445)
Net expenses	2,589,588	930,558	649,249	1,867

Net investment income (loss)	(2,460,263)	(930,539)	994,682	(1,803)
*Inception Date August 13, 2021

THE CBOE VEST FAMILY OF FUNDS
For the year/period ended October 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE CBOE VEST FAMILY OF FUNDS
For the year/period ended October 31, 2021

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund* (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments^	31,903,169	—	1,974,961	—
Net realized gain (loss) on put options purchased	(21,330,422)	—	—	—
Net realized gain (loss) on call options purchased	17,195,022	18,284,094	—	—
Net realized gain (loss) on futures contracts	—	—	—	(2,355)
Net realized gain (loss) on put options written	18,609,451	—	—	—
Net realized gain (loss) on call options written	(28,869,728)	(19,191,269)	543,599	—
Net realized gain (loss) on investments, options purchased and written	17,507,492	(907,175)	2,518,560	(2,355)
Net change in unrealized appreciation (depreciation) of investments	—	—	15,174,475	—
Net change in unrealized appreciation (depreciation) on put options purchased	(9,888,653)	—	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	51,441,095	28,050,296	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	145,991
Net change in unrealized appreciation (depreciation) on put options written	302,913	—	—	—
Net change in unrealized appreciation (depreciation) on call options written	(8,194,641)	(8,932,891)	(21)	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	33,660,714	19,117,405	15,174,454	145,991

Net realized and unrealized gain (loss)	51,168,206	18,210,230	17,693,014	143,636

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$48,707,943	$17,279,691	$18,687,696	$141,833

*Inception Date August 13, 2021

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	For the Year ended October 31, 2021	For the Year ended October 31, 2020	For the Year ended October 31, 2021	For the Year ended October 31, 2020	For the Year ended October 31, 2021	For the Year ended October 31, 2020	For the Period August 13, 2021* through October 31, 2021

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(2,460,263)	$(1,137,449)	$(930,539)	$(235,021)	$994,682	$1,053,778	$(1,803)
Net realized gain (loss) on investments, options purchased and written and futures contracts^	17,507,492	(8,276,280)	(907,175)	(863,948)	2,518,560	(1,933,859)	(2,355)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	33,660,714	19,568,987	19,117,405	3,803,070	15,174,454	(1,046,360)	145,991
Increase (decrease) in net assets from operations	48,707,943	10,155,258	17,279,691	2,704,101	18,687,696	(1,926,441)	141,833

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	(1,115,084)	—	(510,305)	(1,886,204)	(1,762,872)	—
Investor Class	—	(79,777)	—	(2,364,655)	(206,753)	(144,293)	—
Class A	—	(27,098)	—	(25,275)	(202,831)	(185,194)	—
Class C	—	(12,386)	—	(1,151)	(109,503)	(73,324)	—
Class Y	—	(477,879)	—	(82)	(885,408)	(549,556)	—
Return of Capital
Institutional Class	(18,399)	—	—	(249)	—	(96,951)	—
Investor Class	—	—	—	(1,155)	—	(7,936)	—
Class A	—	—	—	(12)	—	(10,185)	—
Class C	—	—	—	(1)	—	(4,032)	—
Class Y	(125,531)	—	—	—	—	(30,224)	—
Decrease in net assets from distributions	(143,930)	(1,712,224)	—	(2,902,885)	(3,290,699)	(2,864,567)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	70,661,146	141,725,541	745,339	2,279,372	9,385,169	11,946,388	241,450
Investor Class	6,292,542	15,583,950	7,970,692	38,894,969	1,710,758	1,015,061	56,547
Class A	715,335	785,731	18,230	47,545	291,727	870,611	—
Class C	569,406	1,417,231	5,000	—	146,000	907,000	—
Class Y	152,914,821	39,068,686	—	—	3,323,896	828,085	399,980

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest S&P 500® Buffer Strategy Fund				Cboe Vest S&P 500® Enhanced Growth Strategy Fund				Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund			Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	For the Year ended October 31, 2021		For the Year ended October 31, 2020		For the Year ended October 31, 2021		For the Year ended October 31, 2020		For the Year ended October 31, 2021		For the Year ended October 31, 2020	For the Period August 13, 2021* through October 31, 2021
Distributions reinvested
Institutional Class	17,983		1,078,109		—		508,836		1,823,772		1,752,901	—
Investor Class	—		78,569		—		2,361,845		203,909		150,639	—
Class A	—		27,098		—		25,287		202,127		193,316	—
Class C	—		12,386		—		1,152		80,351		59,926	—
Class Y	125,530		477,879		—		82		885,305		579,780	—
Shares redeemed
Institutional Class	(74,778,443	)(A)	(61,455,955)		(4,679,723)		(4,002,930)		(11,545,234	)(A)	(27,273,371)	—
Investor Class	(9,507,474	)(B)	(2,990,313	)(B)	(7,859,674	)(B)	(12,817,627	)(B)	(642,050	)(B)	(1,289,783)	—
Class A	(476,516)		(1,554,251)		(88,226)		(213,181	)(C)	(1,465,304)		(1,115,366)	—
Class C	(538,096)		(1,184,784	)(D)	—		(14,419)		(635,343)		(56,169)	—
Class Y	(99,167,056)		(11,909,910)		—		—		(962,713)		(830,768)	—
Increase (decrease) in net assets from capital stock transactions	46,829,178		121,159,967		(3,888,362)		27,070,931		2,802,370		(12,261,750)	697,977

NET ASSETS
Increase (decrease) during period	95,393,191		129,603,001		13,391,329		26,872,147		18,199,367		(17,052,758)	839,810
Beginning of period	235,480,348		105,877,347		68,003,602		41,131,455		56,205,852		73,258,610	—
End of period	$330,873,539		$235,480,348		$81,394,931		$68,003,602		$74,405,219		$56,205,852	$839,810

(A)Includes redemption fees of:	$1,691								$330
(B)Includes redemption fees of:	$412		$2,921		$1,989		$5,872		$568		$599
(C)Includes redemption fees of:											$190
(D)Includes redemption fees of:			$112

*Inception date.

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$13.31		$12.68		$11.60		$11.21		$9.88
Investment activities
Net investment income (loss)(1)	(0.14)		(0.09)		—	(4)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	2.75		0.85		1.08		0.50		1.44
Total from investment activities	2.61		0.76		1.08		0.39		1.33
Distributions
Net investment income	—		(0.09)		—		—		—
Net realized gain	—		(0.04)		—		—		—
Return of capital	(0.00	)(4)	—		—		—		—
Total distributions	(0.00)		(0.13)		—		—		—
Paid-in capital from redemption fees	—	(4)	—		—		—		—
Net asset value, end of year	$15.92		$13.31		$12.68		$11.60		$11.21
Total Return	19.62%		6.03%		9.31%		3.48%		13.46%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.05%		1.07	%(5)	1.28	%(5)	1.73%		3.27%
Expenses, net of waiver (Note 2)	0.95%		0.96	%(5)	0.96	%(5)	0.95%		1.08%
Net investment income (loss)	(0.91%)		(0.68%)		0.03%		(0.92%)		(1.05%)
Portfolio turnover rate	72.58%		120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)
Net assets, end of year (000’s)	$175,601		$150,789		$64,605		$30,428		$10,614

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.06% and 0.95%, respectively for the year ended October 31, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,							For the period December 7, 2016* to October 31, 2017
	2021	2020		2019		2018

Net asset value, beginning of period	$13.24	$12.58		$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.17)	(0.13)		(0.04)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	2.73	0.86		1.08		0.50		1.11
Total from investment activities	2.56	0.73		1.04		0.36		0.98
Distributions
Net investment income	—	(0.03)		—		—		—
Net realized gain	—	(0.04)		—		—		—
Total distributions	—	(0.07)		—		—		—
Paid-in capital from redemption fees	— (4)	—	(4)	—	(4)	—		—
Net asset value, end of period	$15.80	$13.24		$12.58		$11.54		$11.18
Total Return**	19.34%	5.85%		9.01%		3.22%		9.61%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.37%	1.43	%(5)	1.71	%(5)	2.20%		3.74%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(5)	1.20	%(5)	1.20%		1.38%
Net investment income (loss)	(1.15%)	(1.00%)		(0.31%)		(1.17%)		(1.35%)
Portfolio turnover rate**	72.58%	120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$20,015	$19,570		$5,510		$8,880		$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the year ended October 31, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the years ended October 31,					For the period July 24, 2018* to October 31, 2018
	2021	2020		2019
Net asset value, beginning of period	$13.25	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.17)	(0.10)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	2.74	0.83		1.06		(0.22)
Total from investment activities	2.57	0.73		1.04		(0.26)
Distributions
Net investment income	—	(0.07)		—		—
Net realized gain	—	(0.04)		—		—
Total distributions	—	(0.11)		—		—
Net asset value, end of period	$15.82	$13.25		$12.63		$11.59
Total Return**	19.40%	5.82%		8.97%		(2.19%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.32%	1.23	%(3)	1.41	%(3)	2.24%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(3)	1.21	%(3)	1.20%
Net investment income (loss)	(1.15%)	(0.78%)		(0.13%)		(1.18%)
Portfolio turnover rate**	72.58%	120.89	%(4)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$3,508	$2,727		$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.22% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the years ended October 31,					For the period July 24, 2018* to October 31, 2018
	2021	2020		2019
Net asset value, beginning of period	$13.02	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.28)	(0.20)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	2.68	0.82		1.04		(0.29)
Total from investment activities	2.40	0.62		0.94		(0.35)
Distributions
Net investment income	—	—	(4)	—		—
Net realized gain	—	(0.04)		—		—
Total distributions	—	(0.04)		—		—
Paid-in capital from redemption fees	—	—	(4)	—		—
Net asset value, end of period	$15.42	$13.02		$12.44		$11.50
Total Return**	18.43%	5.06%		8.17%		(2.95%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.05%	2.03	%(3)	2.16	%(3)	3.53%
Expenses, net of waiver (Note 2)	1.95%	1.96	%(3)	1.96	%(3)	1.95%
Net investment income (loss)	(1.91%)	(1.59%)		(0.84%)		(1.93%)
Portfolio turnover rate**	72.58%	120.89	%(5)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$3,897	$3,269		$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the year ended October 31, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the years ended October 31,					For the period July 24, 2018* to October 31, 2018
	2021	2020		2019
Net asset value, beginning of period	$13.36	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.10)	(0.05)		0.04		(0.02)
Net realized and unrealized gain (loss) on investments	2.77	0.84		1.07		(0.23)
Total from investment activities	2.67	0.79		1.11		(0.25)
Distributions
Net investment income	—	(0.10)		—		—
Net realized gain	—	(0.04)		—		—
Return of capital	(0.03)	—		—		—
Total distributions	(0.03)	(0.14)		—		—
Net asset value, end of period	$16.00	$13.36		$12.71		$11.60
Total Return**	19.98%	6.30%		9.57%		(2.11%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.96%	0.97	%(3)	1.14	%(3)	1.25%
Expenses, net of waiver (Note 2)	0.70%	0.71	%(3)	0.71	%(3)	0.71%
Net investment income (loss)	(0.66%)	(0.41%)		0.34%		(0.69%)
Portfolio turnover rate**	72.58%	120.89	%(4)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$127,852	$59,125		$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the year ended October 31, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,							Period December 21, 2016* to October 31, 2017
	2021	2020		2019		2018
Net asset value, beginning of period	$12.89	$12.98		$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	(0.14)	(0.01)		0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	3.49	0.86		1.57		0.61		1.61
Total from investment activities	3.35	0.85		1.60		0.50		1.50
Distributions
Net investment income	—	(0.06)		—		—		—
Net realized gain	—	(0.88)		(0.62)		—		—
Return of Capital	—	—	(B)	—		—		—
Total distributions	—	(0.94)		(0.62)		—		—
Paid-in capital from redemption fees	—	—		—	(B)	—		—
Net asset value, end of period	$16.24	$12.89		$12.98		$12.00		$11.50
Total Return **	25.99%	6.72%		14.71%		4.35%		15.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.14%	1.17	%(A)	1.45	%(A)	1.75%		1.69%
Expenses, net of waiver (Note 2)	0.95%	0.96	%(A)	0.96	%(A)	0.96%		1.13%
Net investment income (loss)	(0.95%)	(0.09%)		0.26%		(0.96%)		(1.13%)
Portfolio turnover rate **	11.15%	124.54	(4)%	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$2,967	$5,718		$7,247		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.16% and 0.95%, respectively for the year ended October 31, 2020 and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

Investor Class
For the year ended October 31,	Period January 31, 2017* to October 31, 2017
2021	2020	2019	2018
Net asset value, beginning of period	$12.79	$12.89	$11.94	$11.47	$10.12
Investment activities
Net investment income (loss)(1)	(0.18)	(0.07)	—	(B)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	3.45	0.88	1.57	0.61	1.46
Total from investment activities	3.27	0.81	1.57	0.47	1.35
Distributions
Net investment income	—	(0.03)	—	—	—
Net realized gain	—	(0.88)	(0.62)	—	—
Return of Capital	—	—	(B)	—	—	—
Total distributions	—	(0.91)	(0.62)	—	—
Paid-in capital from redemption fees	—	(B)	—	(B)	—	(B)	—	—
Net asset value, end of period	$16.06	$12.79	$12.89	$11.94	$11.47
Total Return**	25.57%	6.46%	14.53%	4.10%	13.34%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.39%	1.40	%(A)	1.69	%(A)	2.06%	1.79%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(A)	1.21	%(A)	1.21%	1.36%
Net investment income (loss)	(1.20%)	(0.55%)	(0.03%)	(1.21%)	(1.36%)
Portfolio turnover rate**	11.15%	124.54	%(4)	15.91%	0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$78,220	$62,059	$33,492	$32,292	$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.39% and 1.20%, respectively for the year ended October 31, 2020 and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,							Period January 31, 2017* to October 31, 2017
	2021	2020		2019		2018
Net asset value, beginning of period	$12.74	$12.87		$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	(0.18)	(0.03)		0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	3.31	0.81		1.55		0.60		1.45
Total from investment activities	3.13	0.78		1.57		0.46		1.34
Distributions
Net investment income	—	(0.03)		—		—		—
Net realized gain	—	(0.88)		(0.62)		—		—
Return of Capital	—	—	(B)	—		—		—
Total distributions	—	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—	—		—	(B)	—		—
Net asset value, end of period	$15.87	$12.74		$12.87		$11.92		$11.46
Total Return**	24.57%	6.23%		14.56%		4.01%		13.24%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.24%	1.29	%(A)	1.41	%(A)	1.59%		2.36%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(A)	1.21	%(A)	1.21%		1.39%
Net investment income (loss)	(1.20%)	(0.25%)		0.13%		(1.21%)		(1.39%)
Portfolio turnover rate**	11.15%	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$200	$224		$375		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.28% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the years ended October 31,				Period July 24, 2018* to October 31, 2018
	2021	2020		2019
Net asset value, beginning of period	$12.58	$12.82		$11.97	$12.44
Investment activities
Net investment income (loss)(1)	(0.29)	(0.06)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	3.39	0.70		1.52	(0.40)
Total from investment activities	3.10	0.64		1.47	(0.47)
Distributions
Net realized gain	—	(0.88)		(0.62)	—
Return of Capital	—	—	(B)	—	—
Total distributions	—	(0.88)		(0.62)	—
Net asset value, end of period	$15.68	$12.58		$12.82	$11.97
Total Return**	24.64%	5.06%		13.62%	(3.78%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.15%	2.20	%(A)	2.11%	2.94%
Expenses, net of waiver (Note 2)	1.95%	1.96	%(A)	1.95%	1.98%
Net investment income (loss)	(1.95%)	(0.50%)		(0.40%)	(2.00%)
Portfolio turnover rate**	11.15%	124.54	%(2)	15.91%	0.00	%(3)
Net assets, end of period (000’s)	$7	$1		$17	$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Significant increase in the portfolio turnover rate is due to ETF trading.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(B)Less than $0.01 per share

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the years ended October 31,					Period July 24, 2018* to October 31, 2018
	2021	2020		2019
Net asset value, beginning of period	$12.95	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	(0.11)	0.01		0.06		(0.03)
Net realized and unrealized gain (loss) on investments	3.50	0.88		1.57		(0.40)
Total from investment activities	3.39	0.89		1.63		(0.43)
Distributions
Net investment income	—	(0.08)		—		—
Net realized gain	—	(0.88)		(0.62)		—	(A)
Total distributions	—	(0.96)		(0.62)		—
Net asset value, end of period	$16.34	$12.95		$13.02		$12.01
Total Return**	26.18%	7.03%		14.97%		(3.46%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.80%	0.73	%(B)	0.96	%(B)	1.60%
Expenses, net of waiver (Note 2)	0.70%	0.71	%(B)	0.71	%(B)	0.73%
Net investment income (loss)	(0.70%)	0.09%		0.47%		(0.76%)
Portfolio turnover rate**	11.15%	124.54	%(2)	15.91%		0.00	%(3)
Net assets, end of period (000’s)	$1	$1		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Significant increase in the portfolio turnover rate is due to ETF trading.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Less than $0.01 per share

(B)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.72% and 0.70%, respectively for the year ended October 31, 2020 and 0.95% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,							Period September 11, 2017* to October 31, 2017
	2021		2020		2019		2018

Net asset value, beginning of period	$10.88		$11.47		$10.36		$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.20		0.18		0.17		0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	3.44		(0.28)		1.45		0.40	0.24
Total from investment activities	3.64		(0.10)		1.62		0.56	0.25
Distributions
Net investment income	(0.20)		(0.16)		(0.18)		(0.15)	—
Net realized gain	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—		(0.03)		—		—	—
Total distributions	(0.64)		(0.49)		(0.51)		(0.45)	—
Paid-in capital from redemption fees	—	(4)	—		—		—	—
Net asset value, end of period	$13.88		$10.88		$11.47		$10.36	$10.25
Total Return**	34.02%		(0.72%)		16.02%		5.45%	2.50%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.21	%(3)	1.25	%(3)	1.40	%(3)	2.21%	2.89%
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.96	%(3)	0.95%	0.95%
Net investment income (loss)	1.49%		1.67%		1.53%		1.55%	1.11%
Portfolio turnover rate**	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$41,892		$33,271		$50,376		$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.20% and 0.95%, respectively for the year ended October 31, 2021 and 1.24% and 0.95%, respectively for the year ended October 31, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,							Period September 11, 2017* to October 31, 2017
	2021		2020		2019		2018
Net asset value, beginning of period	$10.86		$11.45		$10.35		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.16		0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	3.45		(0.29)		1.45		0.40	0.22
Total from investment activities	3.61		(0.13)		1.59		0.54	0.23
Distributions
Net investment income	(0.17)		(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—		(0.03)		—		—	—
Total distributions	(0.61)		(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—		—	—
Net asset value, end of period	$13.86		$10.86		$11.45		$10.35	$10.23
Total Return**	33.74%		(1.00%)		15.71%		5.28%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.60	%(3)	1.65	%(3)	1.81	%(3)	2.56%	2.69%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.23%		1.44%		1.29%		1.32%	0.78%
Portfolio turnover rate**	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$5,519		$3,312		$3,676		$1,828	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.59% and 1.20%, respectively for the year ended October 31, 2021 and 1.64% and 1.20%, respectively for the year ended October 31, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,							Period September 11, 2017* to October 31, 2017
	2021		2020		2019		2018
Net asset value, beginning of period	$10.88		$11.46		$10.36		$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.16		0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	3.44		(0.28)		1.45		0.40	0.23
Total from investment activities	3.60		(0.12)		1.59		0.54	0.24
Distributions
Net investment income	(0.17)		(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—		(0.03)		—		—	—
Total distributions	(0.61)		(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—		—	(A)	—		—	—
Net asset value, end of period	$13.87		$10.88		$11.46		$10.36	$10.24
Total Return**	33.60%		(0.91%)		15.74%		5.29%	2.40%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.42	%(3)	1.48	%(3)	1.65	%(3)	2.42%	2.97%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.26%		1.44%		1.28%		1.35%	0.88%
Portfolio turnover rate**	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$4,352		$4,274		$4,568		$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.41% and 1.20%, respectively for the year ended October 31, 2021 and 1.47% and 1.20%, respectively for the year ended October 31, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31,							Period September 11, 2017* to October 31, 2017
	2021		2020		2019		2018
Net asset value, beginning of period	$10.83		$11.42		$10.34		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.07		0.08		0.06		0.07	—
Net realized and unrealized gain (loss) on investments(2)	3.43		(0.28)		1.43		0.39	0.23
Total from investment activities	3.50		(0.20)		1.49		0.46	0.23
Distributions
Net investment income	(0.07)		(0.07)		(0.08)		(0.05)	—
Net realized gain	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—		(0.02)		—		—	—
Total distributions	(0.51)		(0.39)		(0.41)		(0.35)	—
Net asset value, end of period	$13.82		$10.83		$11.42		$10.34	$10.23
Total Return**	32.75%		(1.70%)		14.71%		4.48%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.11	%(3)	2.17	%(3)	2.35	%(3)	3.08%	2.23%
Expenses, net of waiver (Note 2)	1.96	%(3)	1.96	%(3)	1.96	%(3)	1.95%	1.95%
Net investment income (loss)	0.51%		0.71%		0.54%		0.63%	(0.27%)
Portfolio turnover rate**	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$2,725		$2,469		$1,699		$394	$238

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.10% and 1.95%, respectively for the year ended October 31, 2021 and 2.16% and 1.95%, respectively for the year ended October 31, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the years ended October 31,						Period July 24, 2018* to October 31, 2018
	2021		2020		2019
Net asset value, beginning of period	$10.91		$11.48		$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.23		0.21		0.19		0.04
Net realized and unrealized gain (loss) on investments(2)	3.44		(0.27)		1.45		(0.18)
Total from investment activities	3.67		(0.06)		1.64		(0.14)
Distributions
Net investment income	(0.23)		(0.18)		(0.21)		(0.04)
Net realized gain	(0.44)		(0.30)		(0.33)		(0.09)
Return of Capital	—		(0.03)		—		—
Total distributions	(0.67)		(0.51)		(0.54)		(0.13)
Net asset value, end of period	$13.91		$10.91		$11.48		$10.38
Total Return**	34.24%		(0.39%)		16.24%		(1.40%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.11	%(3)	1.15	%(3)	1.34	%(3)	2.63	%(A)
Expenses, net of waiver (Note 2)	0.71	%(3)	0.71	%(3)	0.70	%(3)	0.71%
Net investment income (loss)	1.73%		1.94%		1.79%		1.55%
Portfolio turnover rate**	126.11%		169.87%		185.19%		205.91%
Net assets, end of period (000’s)	$19,917		$12,880		$12,940		$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.10% and 0.70%, respectively for the year ended October 31, 2021 and 1.14% and 0.70%, respectively for the year ended October 31, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Period August 13, 2021* to October 31, 2021

Net asset value, beginning of period	$20.00
Investment activities
Net investment income (loss)(1)	(0.07)
Net realized and unrealized gain (loss) on investments(2)	4.65
Total from investment activities	4.58
Net asset value, end of period	$24.58
Total Return**	22.90%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	22.98	%(3)
Expenses, net of waiver (Note 2)	1.65	%(3)
Net investment income (loss)	(1.60)%
Portfolio turnover rate**	0.00%
Net assets, end of period (000’s)	$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$20.00
Investment activities
Net investment income (loss)(1)	(0.09)
Net realized and unrealized gain (loss) on investments(2)	4.64
Total from investment activities	4.55
Net asset value, end of period	$24.55
Total Return**	22.75%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	19.75	%(3)
Expenses, net of waiver (Note 2)	1.90	%(3)
Net investment income (loss)	(1.86)%
Portfolio turnover rate**	0.00%
Net assets, end of period (000’s)	$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 19.55% and 1.70%, respectively for the period ended October 31, 2021.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$20.00
Investment activities
Net investment income (loss)(1)	(0.06)
Net realized and unrealized gain (loss) on investments(2)	4.62
Total from investment activities	4.56
Net asset value, end of period	$24.56
Total Return**	22.80%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	21.74	%(3)
Expenses, net of waiver (Note 2)	1.45	%(3)
Net investment income (loss)	(1.40)%
Portfolio turnover rate**	0.00%
Net assets, end of period (000’s)	$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(3) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2021

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), the Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”), and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Buffer’s inception dates were August 24, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. Enhanced Growth’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y.

The investment objectives of the Buffer, Enhanced Growth, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
Buffer	to track, before fees and expenses, the performance of the Cboe S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
Enhanced Growth	to track, before fees and expenses, the performance of the Cboe S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	to seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with Cboe Vest℠ Financial, LLC (the “Adviser”), under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

Futures contracts are valued at the settlement price determined by the applicable U.S. exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investments by inputs used to value the Funds’ investments as of October 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Buffer
Assets
Money Market Fund	$328,161	$—	$—	$328,161
Call Options Purchased	—	341,159,836	—	341,159,836
Put Options Purchased	—	10,092,804	—	10,092,804
	$328,161	$351,252,640	$—	$351,580,801

Liabilities
Call Options Written	$—	$(14,976,233)	$—	$(14,976,233)
Put Options Written	—	(5,708,413)	—	(5,708,413)
	$—	$(20,684,646)	$—	$(20,684,646)

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Enhanced Growth
Assets
Call Options Purchased	$—	$93,003,896	$—	$93,003,896

Liabilities
Call Options Written	$—	$(11,605,514)	$—	$(11,605,514)

Dividend Aristocrats
Assets
Common Stocks	$73,955,486	$—	$—	$73,955,486
Money Market Fund	320,887	—	—	320,887
	$74,276,373	$—	$—	$74,276,373

Liabilities
Call Options Written	$—	$(17,264)	$—	$(17,264)

Bitcoin
Money Market Fund	$602,912	$—	$—	$602,912
	$602,912	$—	$—	$602,912

Other Financial Instruments
Futures Contracts*	$145,991	—	—	$145,991

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. Additionally, for the year ended October 31, 2021, $3,984, $3,670, $2,043 and $46,384 were the cash deposits with brokers for Buffer, Enhanced Growth Dividend Aristocrats and Bitcoin, respectively. There were no due to broker amounts for the Funds for the year ended October 31, 2021.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2021, such reclassifications were due to the write off of net operating loss for Buffer and Enhanced Growth, and capital gains from redemptions in-kind for Buffer.

	Buffer	Enhanced Growth
Paid in capital	$25,949,167	$(497,889)
Total distributable earnings	(25,949,167)	497,889

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Buffer, Enhanced Growth and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Buffer and Enhanced Growth use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (either directly or through the Cboe Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time. The following are the derivatives held by each fund on October 31, 2021:

Fund	Derivative	Fair Value Asset Derivatives
Buffer	Purchased Options - Call	$341,159,836
	Purchased Options - Put	10,092,804
		$351,252,640	*

Enhanced Growth	Purchased Options - Call	$93,003,896	*

Bitcoin	Futures Contracts	$145,991	****

Fund	Derivative	Fair Value Liability Derivatives
Buffer	Written Options – Call	$(14,976,233	)**
	Written Options – Put	(5,708,413	)***
		$(20,684,646)

Enhanced Growth	Written Options – Call	$(11,605,514	)**

Dividend Aristocrats	Written Options – Call	$(17,264	)**

*Statements of Assets and Liabilities location: Investments at fair value

**Statements of Assets and Liabilities location: Call options written, at fair value

***Statements of Assets and Liabilities location: Put options written, at fair value

****Statements of Assets and Liabilities location: Unrealized appreciation of futures contracts

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the Buffer, Enhanced Growth and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund, for the year/period ended October 31, 2021 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Buffer	Purchased Options - Put	$(21,330,422)	$(9,888,653)
	Purchased Options - Call	17,195,022	51,441,095
	Written Options – Put	18,609,451	302,913
	Written Options – Call	(28,869,728)	(8,194,641)

Enhanced Growth	Purchased Options - Call	18,284,094	28,050,296
	Written Options – Call	(19,191,269)	(8,932,891)

Dividend Aristocrats	Written Options – Call	543,599	(21)

Bitcoin	Futures Contracts	(2,355)	145,991

*Statements of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written, call options written and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written, call options written and futures contracts, respectively.

The following indicates the average monthly volume for the year/period:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Buffer	Purchased Options	$596,293,782
	Written Options	(603,519,180)

Enhanced Growth	Purchased Options	160,843,166
	Written Options	(160,843,166)

Dividend Aristocrats	Written Options	(1,707,114)

Bitcoin	Futures Contracts	314,936

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Buffer and Enhanced Growth use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

Buffer is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Enhanced Growth is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

Buffer and Enhanced Growth seek to achieve their investment objectives by investing a portion of their assets in the SPDR S&P 500 ETF Trust (the “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. As of October 31, 2021, none of the Funds respective net assets were invested in the ETF.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Cboe Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Cboe Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Cboe Vest Cayman Subsidiary I is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Cboe Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Cboe Vest Cayman Subsidiary I was August 13, 2021. As of October 31, 2021, net assets of the Bitcoin Fund were $839,810, of which $192,589, or approximately 22.93%, represented the Bitcoin Fund’s ownership of the shares of the Cboe Vest Cayman Subsidiary I.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 22, 2019 for Buffer and Dividend Aristocrats, December 19, 2019 for Enhanced Growth, and August 1, 2021 for Bitcoin pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund. For the Bitcoin Fund the rate is 1.00% and for the Buffer, Enhanced Growth and Dividend Aristocrats Funds the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Buffer, Enhanced Growth and Dividend Aristocrats and 1.45% of the average daily net assets of each class of shares of Bitcoin, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70% for Buffer, Enhanced Growth and Dividend Aristocrats and 1.25% for Bitcoin. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022 for Buffer, Enhanced Growth and Dividend Aristocrats and February 28, 2023 for Bitcoin. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the period/year ended October 31, 2021, the Adviser earned and waived advisory fees pursuant to the expense limitation arrangements as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived
Buffer	0.74%	$2,112,122	$442,883
Enhanced Growth	0.75%	588,818	147,925
Dividend Aristocrats	0.75%	504,047	193,606
Bitcoin	1.00%	1,238	25,445

The total amount of recoverable reimbursements as of October 31, 2021 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2022	2023	2024	Total
Buffer	$226,080	$264,305	$442,883	$933,268
Enhanced Growth	180,359	94,509	147,925	422,793
Dividend Aristocrats	265,279	207,065	193,606	665,950
Bitcoin	—	—	25,445	25,445

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities

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Notes to Financial Statements - continuedOctober 31, 2021

or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to First Dominion Capital Corp. (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year/period ended October 31, 2021, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$152,535
Buffer	Investor	Shareholder servicing	35,461
Buffer	A	Shareholder servicing	3,763
Buffer	C	Shareholder servicing	3,525
Buffer	Investor	12b-1	53,178
Buffer	A	12b-1	7,994
Buffer	C	12b-1	36,122
Enhanced Growth	Institutional	Shareholder servicing	7,818
Enhanced Growth	Investor	Shareholder servicing	113,686
Enhanced Growth	A	Shareholder servicing	7
Enhanced Growth	C	Shareholder servicing	6
Enhanced Growth	Investor	12b-1	183,792
Enhanced Growth	A	12b-1	490
Enhanced Growth	C	12b-1	38
Dividend Aristocrats	Institutional	Shareholder servicing	38,954
Dividend Aristocrats	Investor	Shareholder servicing	11,030
Dividend Aristocrats	A	Shareholder servicing	3,081
Dividend Aristocrats	C	Shareholder servicing	254
Dividend Aristocrats	Investor	12b-1	11,030
Dividend Aristocrats	A	12b-1	10,861
Dividend Aristocrats	C	12b-1	27,883

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Notes to Financial Statements - continuedOctober 31, 2021

Fund	Class	Type of Plan	Fees Incurred
Bitcoin	Institutional	Shareholder servicing	9
Bitcoin	Investor	Shareholder servicing	20
Bitcoin	Investor	12b-1	4

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year/period ended October 31, 2021, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
Buffer	$104,197	$30,435	$105,167
Enhanced Growth	27,855	12,912	28,013
Dividend Aristocrats	23,792	8,229	24,168
Bitcoin	38	22	2,120

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term securities and in-kind transactions for the period/year ended October 31, 2021, were as follows:

Fund	Purchases	Sales
Buffer	$276,998,131	$245,536,842
Enhanced Growth	16,655,172	44,125,312
Dividend Aristocrats	85,044,807	83,525,972
Bitcoin	203,429	154,284

For the year ended October 31, 2021, in-kind transactions associated with redemptions were $87,676,162 and the related realized gains were $27,477,695.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

The tax character of distributions for the period/year ended October 31, 2021 for Buffer, Enhanced Growth, Dividend Aristocrats and Bitcoin, and for the year ended October 31, 2020 for Buffer, Enhanced Growth and Dividend Aristocrats were as follows:

	Year/Period ended October 31, 2021
	Buffer	Enhanced Growth	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$1,016,684	$—
Return of capital	143,930	—	—	—
Realized gains	—	—	2,274,016	—
	$143,930	$—	$3,290,700	$—

	Year ended October 31, 2020
	Buffer	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$1,712,224	$2,901,468	$2,299,050
Realized gains	—	—	416,189
Return of capital	—	1,417	149,328
	$1,712,224	$2,902,885	$2,864,567

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Year/period ended October 31, 2021
	Buffer	Enhanced Growth	Dividend Aristocrats	Bitcoin
Accumulated net investment income (loss)	$—	$—	$1,018,606	$141,833
Accumulated net realized gain (loss)	(23,980,966)	(4,118,521)	(1,118,593)	—
Net unrealized appreciation (depreciation)	61,987,106	29,039,805	15,544,857	—
	$38,006,140	$24,921,284	$15,444,870	$141,833

Under current tax law, late-year ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer late year ordinary losses as follows:

Fund
Buffer	$2,069,194
Enhanced Growth	783,724

As of October 31, 2021, Buffer had a capital loss carryforward of $21,911,772 that may be carried forward indefinitely of which all is considered short term and Enhanced Growth had a capital loss carryforward of $3,334,797 that may be carried forward indefinitely of which all is considered short term. The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales and straddle loss deferrals.

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Notes to Financial Statements - continuedOctober 31, 2021

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Buffer	$268,909,048	$84,074,711	$(22,087,605)	$61,987,106
Enhanced Growth	52,358,577	34,499,597	(5,459,792)	29,039,805
Dividend Aristocrats	58,714,252	22,852,625	(7,307,768)	15,544,857
Bitcoin	602,912	—	—	—

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Buffer
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,717,009	427,486	48,154	38,786	10,027,584
Shares reinvested	1,250	—	—	—	8,699
Shares redeemed	(5,018,754)	(638,828)	(32,178)	(37,129)	(6,469,959)
Net increase (decrease)	(300,495)	(211,342)	15,976	1,657	3,566,324

Buffer
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	11,054,032	1,282,057	62,045	110,469	3,012,724
Shares reinvested	81,439	5,898	2,061	943	36,057
Shares redeemed	(4,903,177)	(247,670)	(121,199)	(94,163)	(947,825)
Net increase (decrease)	6,232,294	1,040,285	(57,093)	17,249	2,100,956

Enhanced Growth
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	50,505	549,381	1,179	342	—
Shares redeemed	(311,183)	(531,943)	(6,213)	—	—
Net increase (decrease)	(260,678)	17,438	(5,034)	342	—

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

Enhanced Growth
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	180,950	3,114,228	3,666	—	—
Shares reinvested	40,416	188,796	2,024	92	7
Shares redeemed	(336,064)	(1,048,839)	(17,224)	(1,312)	—
Net increase (decrease)	(114,698)	2,254,185	(11,534)	(1,220)	7

Dividend Aristocrats
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	710,157	126,995	21,566	10,880	254,115
Shares reinvested	140,108	15,614	15,585	6,194	67,546
Shares redeemed	(889,864)	(49,297)	(116,341)	(47,750)	(71,320)
Net increase (decrease)	(39,599)	93,312	(79,190)	(30,676)	250,341

Dividend Aristocrats
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,073,854	93,329	76,247	78,747	78,131
Shares reinvested	161,282	13,960	17,891	5,557	53,551
Shares redeemed	(2,569,498)	(123,611)	(99,813)	(5,100)	(77,513)
Net increase (decrease)	(1,334,362)	(16,322)	(5,675)	79,204	54,169

Bitcoin
	Period ended October 31, 2021
	Institutional Class	Investor Class	Class Y
Shares sold	11,864	2,327	19,999
Shares reinvested	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	11,864	2,327	19,999

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2021, Dividend Aristocrats had 19.41% of the value of its net assets invested in securities within the Industrial sector.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2021

Note 7 – Bitcoin Risks

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatilty Strategy.

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks. Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for U.S. dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other

ANNUAL REPORT

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Notes to Financial Statements - continuedOctober 31, 2021

digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

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Notes to Financial Statements - continuedOctober 31, 2021

•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

NOTE 8 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At October 31, 2021, one shareholder owned 58% of the Bitcoin Fund’s outstanding shares.

NOTE 9 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 10 – SUBSEQUENT EVENTS

Effective December 1, 2021, the Funds’ principal underwriter is Foreside Fund Services, LLC.

Subsequent to the date of the financial statements, Dividend Aristocrats has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	October 29, 2021	November 1, 2021	Net investment income	$48,936
Dividend Aristocrats	October 29, 2021	November 1, 2021	Short-term capital gain	312,368
Dividend Aristocrats	November 30, 2021	December 1, 2021	Net investment income	120,549
Dividend Aristocrats	November 30, 2021	December 1, 2021	Short-term capital gain	122,554

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Cboe Vest Bitcoin Strategy Managed Volatility Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options written and futures contracts, of the funds listed below (the “Funds”), each a series of World Funds Trust, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Cboe Vest S&P 500® Buffer Strategy Fund	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018 and 2017
Cboe Vest S&P 500® Enhanced Growth Strategy Fund	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018 and for the period from December 21, 2016 (commencement of operations) through October 31, 2017
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018 and for the period from September 11, 2017 (commencement of operations) through October 31, 2017
Cboe Vest Bitcoin Strategy Managed Volatility Fund*	For the period from August 13, 2021 (commencement of operations) through October 31, 2021

*The financial statements referred to above are Consolidated Financial Statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the nine series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	20	Independent Trustee for the nine series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the nine series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Adviser as the Funds’ Liquidity Risk Management Administrator. The Adviser has appointed representatives from its compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment with respect to the Buffer, Enhanced Growth and Dividend Aristocrats Funds of those Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on May 26, 2021. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk.

INVESTMENT ADVISORY AGREEMENT APPROVALS – Cboe Vest Bitcoin Strategy Managed Volatility Fund

At a special meeting held on July 29, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of the proposed investment advisory agreement (the “Cboe Vest Bitcoin Advisory Agreement”) between the Trust and Cboe Vest Financial, LLC (“Cboe Vest”) and the proposed investment advisory agreement between Cboe Vest Cayman Subsidiary (the “Cboe Vest Subsidiary”) and Cboe Vest (together with the Cboe Vest Bitcoin Advisory Agreement, the “Agreements”), each in regard to the Cboe Vest Bitcoin Strategy Managed Volatility Fund (the “Fund”). The Board reflected on its discussions regarding the Agreements and the manner in which the Fund was to be managed with representatives of Cboe Vest earlier in the Meeting. Mr. Lively referred the Board to the Meeting Materials, which included, among other things, the memorandum from Counsel addressing the duties of Trustees regarding the approval of the Agreements, a letter from Counsel to Cboe Vest and Cboe Vest’s responses to that letter (the “15c Response”), financial information for Cboe Vest, a copy of Cboe Vest’s Form ADV, and a fee comparison analysis for the Fund and comparable mutual funds.

Mr. Lively discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Cboe Vest; (ii) the investment performance of the Fund and Cboe Vest; (iii) the costs of the services to be provided and profits to be realized by Cboe Vest from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the practices of Cboe Vest regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Agreements, including: (i)  information regarding the services and support to be provided by Cboe Vest to the Fund and its shareholders; (ii)  the presentation by management of Cboe Vest addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) information pertaining to the compliance structure of Cboe Vest; (iv) disclosure information contained in the Fund’s registration statement and the Form ADV and/or policies and procedures of Cboe Vest; and (v) the memorandum

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Mr. Lively reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services to be provided by Cboe Vest to the Fund, information on investments, performance, expenses of the Fund, Cboe Vest’s compliance program, current legal matters, and other general information; and (ii) comparative expense and performance information for other funds with strategies similar to the Fund prepared by an independent third party.

In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Cboe Vest.

In this regard, the Board considered the responsibilities of Cboe Vest under the Agreements. The Board reviewed the services to be provided by Cboe Vest to the Fund and the Cboe Vest Subsidiary including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the service providers, and the anticipated efforts of Cboe Vest to promote the Fund and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its financial condition; and its compliance programs, policies and procedures. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest was satisfactory and adequate for the Fund and the Cboe Vest Subsidiary.

2.Investment Performance of the Fund and Cboe Vest.

The Board noted that the Fund had not yet commenced operations in the Trust. The Trustees further noted that Cboe Vest has not managed investments for other clients with investment objectives similar to those of the Fund in the past year.

3.The costs of services to be provided and profits to be realized by Cboe Vest from the relationship with the Fund.

In this regard, the Board considered: the financial condition of Cboe Vest and the level of commitment to the Fund by Cboe Vest; the projected profitability of the Fund to Cboe Vest; and the proposed expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for Cboe Vest in managing the Fund. The Board compared the fees and expenses of the Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that Cboe Vest has contractually agreed to limit the Fund’s annual operating expenses to an annual rate of 1.45% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 1.25%, until February 28, 2023. The Trustees considered that this 1.45% expense ratio was higher than the 1.41% median net expense ratio of the peer group of funds selected by Broadridge from Morningstar’s Systematic Trend category but lower than the 1.47% median net expense ratio of the category overall. The Board also noted that the Fund’s projected gross and net advisory fee payable to Cboe Vest under the Cboe Vest Bitcoin Advisory Agreement was lower than the median of its peer group and category. The Board further noted that Cboe Vest will not receive any additional compensation specific to its services to be rendered to the Cboe Vest Subsidiary. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by Cboe Vest. Following this

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

comparison and upon further consideration and discussion of the foregoing, the Board concluded that the projected profitability and fees to be paid to Cboe Vest were fair and reasonable.

4.The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Cboe Vest. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that Cboe Vest had entered into an expense limitation arrangement pursuant to which it has agreed to limit the Fund’s expenses, until February 28, 2023, to an annual rate of 1.45% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 1.25%, excluding certain expenses. The Board considered the Adviser’s representation that this arrangement is effectively better for shareholders of the Fund than breakpoints in that it allows shareholders to immediately benefit without having to have assets grow significantly. Following further discussion of the Fund’s projected asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements with Cboe Vest were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for allocating purchases and sales of portfolio securities; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Cboe Vest from managing the Fund were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Agreements was fair, reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Agreements for initial two-year terms.

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, May 1, 2021, and held for the six months ended October 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value^	Ending Account Value 10/31/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/21
Buffer
Institutional Class Actual	$1,000.00	$1,052.91	0.95%	$4.92
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$1,051.93	1.20%	$6.21
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Class A Actual	$1,000.00	$1,051.86	1.20%	$6.21
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Class C Actual	$1,000.00	$1,047.55	1.95%	$10.06
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.91
Class Y Actual	$1,000.00	$1,054.02	0.70%	$3.62
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.57

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value^	Ending Account Value 10/31/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/21
Enhanced Growth
Institutional Class Actual	$1,000.00	$1,067.72	0.95%	$4.95
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$1,066.40	1.20%	$6.25
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Class A Actual	$1,000.00	$1,065.82	1.20%	$6.25
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Class C Actual	$1,000.00	$1,062.33	1.95%	$10.14
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.91
Class Y Actual	$1,000.00	$1,069.37	0.70%	$3.65
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.57
Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,049.31	0.96%	$4.96
Institutional Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$4.89
Investor Class Actual	$1,000.00	$1,048.78	1.21%	$6.25
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.16
Class A Actual	$1,000.00	$1,048.04	1.21%	$6.25
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.16
Class C Actual	$1,000.00	$1,044.24	1.96%	$10.10
Class C Hypothetical**	$1,000.00	$1,015.20	1.96%	$9.96
Class Y Actual	$1,000.00	$1,050.51	0.71%	$3.67
Class Y Hypothetical**	$1,000.00	$1,021.45	0.71%	$3.62
Bitcoin
Institutional Class Actual	$1,000.00	$1,229.00	1.45%	$3.50
Institutional Class Hypothetical**	$1,000.00	$1,017.75	1.45%	$3.17
Investor Class Actual	$1,000.00	$1,227.50	1.70%	$4.10
Investor Class Hypothetical**	$1,000.00	$1,016.50	1.70%	$3.71
Class Y Actual	$1,000.00	$1,228.00	1.25%	$3.01
Class Y Hypothetical**	$1,000.00	$1,018.75	1.25%	$2.73

^Beginning account values are as follows:

Actual:
Buffer	5/1/2021
Enhanced Growth	5/1/2021
Dividend Aristocrats	5/1/2021
Bitcoin	8/13/2021
Hypothetical:
Buffer	5/1/2021
Enhanced Growth	5/1/2021
Dividend Aristocrats	5/1/2021
Bitcoin	5/1/2021

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days for the Buffer, Enhanced and Dividend Aristocrat Funds and 79 days for the Bitcoin Fund, and 184 days for the Hypothetical in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of the annual report.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $61,250 for 2021 and $44,250 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,000 for 2021 and $12,000 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Cboe Vest Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 4, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 4, 2022

* Print the name and title of each signing officer under his or her signature.